Schedule of Investments(a)
March 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–96.00%
Aerospace & Defense–3.26%
BAE Systems PLC (United Kingdom)	327,984	$9,616,000
Howmet Aerospace, Inc.	69,985	16,128,743
		25,744,743
Application Software–1.48%
AppLovin Corp., Class A(b)	20,472	8,147,856
Palantir Technologies, Inc., Class A(b)	24,459	3,577,862
		11,725,718
Automobile Manufacturers–1.99%
Tesla, Inc.(b)	42,286	15,719,820
Biotechnology–2.84%
Alnylam Pharmaceuticals, Inc.(b)	10,791	3,570,418
argenx SE, ADR (Netherlands)(b)	14,567	10,637,552
Vertex Pharmaceuticals, Inc.(b)	18,452	8,239,556
		22,447,526
Broadline Retail–5.10%
Amazon.com, Inc.(b)	193,659	40,333,360
Building Products–2.31%
Johnson Controls International PLC	139,258	18,235,835
Communications Equipment–1.00%
Arista Networks, Inc.(b)	64,642	7,936,745
Construction Machinery & Heavy Transportation Equipment– 2.04%
Caterpillar, Inc.	22,726	16,100,462
Consumer Finance–0.44%
American Express Co.	11,425	3,455,834
Copper–0.63%
Freeport-McMoRan, Inc.	84,454	4,964,206
Electrical Components & Equipment–2.09%
Vertiv Holdings Co., Class A	65,981	16,533,519
Electronic Components–2.61%
Amphenol Corp., Class A	99,786	12,607,961
Coherent Corp.(b)	33,577	7,998,377
		20,606,338
Financial Exchanges & Data–0.20%
Coinbase Global, Inc., Class A(b)(c)	8,842	1,543,902
Food Distributors–0.52%
US Foods Holding Corp.(b)	44,355	4,089,975
Health Care Distributors–1.19%
McKesson Corp.	10,872	9,408,194
Health Care Equipment–0.59%
Intuitive Surgical, Inc.(b)	10,064	4,639,403
Heavy Electrical Equipment–1.51%
GE Vernova, Inc.	13,722	11,977,934
Shares		Value
Hotels, Resorts & Cruise Lines–0.85%
Booking Holdings, Inc.	1,606	$6,761,774
Industrial Machinery & Supplies & Components–1.70%
Parker-Hannifin Corp.	15,032	13,457,248
Integrated Oil & Gas–1.27%
Suncor Energy, Inc. (Canada)	152,355	10,072,189
Interactive Media & Services–10.24%
Alphabet, Inc., Class A	170,181	48,937,248
Meta Platforms, Inc., Class A	48,808	27,924,521
Reddit, Inc., Class A(b)	30,361	4,088,109
		80,949,878
Internet Services & Infrastructure–2.34%
Cloudflare, Inc., Class A(b)	52,468	10,826,247
Snowflake, Inc., Class A(b)	50,664	7,641,145
		18,467,392
Investment Banking & Brokerage–4.00%
Goldman Sachs Group, Inc. (The)	17,614	14,901,268
Interactive Brokers Group, Inc., Class A	157,431	10,558,897
Robinhood Markets, Inc., Class A(b)	89,503	6,202,558
		31,662,723
Movies & Entertainment–2.83%
Netflix, Inc.(b)	232,679	22,372,086
Oil & Gas Storage & Transportation–1.17%
Williams Cos., Inc. (The)	127,553	9,283,307
Pharmaceuticals–1.93%
Eli Lilly and Co.	16,604	15,271,861
Real Estate Services–0.27%
CBRE Group, Inc., Class A(b)	15,739	2,132,005
Semiconductor Materials & Equipment–4.25%
ASML Holding N.V., New York Shares (Netherlands)	7,831	10,343,420
Lam Research Corp.	108,934	23,274,838
		33,618,258
Semiconductors–22.68%
Broadcom, Inc.	107,097	33,147,593
Micron Technology, Inc.	17,711	5,983,484
Monolithic Power Systems, Inc.	11,563	12,642,406
NVIDIA Corp.	573,291	99,981,950
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	81,677	27,602,742
		179,358,175
Systems Software–4.60%
Microsoft Corp.	98,311	36,391,783
Technology Hardware, Storage & Peripherals–5.32%
Apple, Inc.	165,668	42,044,882
Tobacco–1.76%
Philip Morris International, Inc.	84,369	13,949,570
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Franchise Fund

Shares		Value
Transaction & Payment Processing Services–0.99%
Visa, Inc., Class A	25,998	$7,857,636
Total Common Stocks & Other Equity Interests (Cost $388,030,534)		759,114,281
Money Market Funds–3.12%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e)	8,631,514	8,631,514
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(e)	16,029,895	16,029,895
Total Money Market Funds (Cost $24,661,409)		24,661,409
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.12% (Cost $412,691,943)		783,775,690
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.18%
Invesco Private Government Fund, 3.63%(d)(e)(f)	389,320	$389,320
Invesco Private Prime Fund, 3.80%(d)(e)(f)	1,039,986	1,040,090
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,429,410)		1,429,410
TOTAL INVESTMENTS IN SECURITIES–99.30% (Cost $414,121,353)		785,205,100
OTHER ASSETS LESS LIABILITIES—0.70%		5,519,285
NET ASSETS–100.00%		$790,724,385
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value March 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$524,460	$20,314,828	$(12,207,774)	$-	$-	$8,631,514	$14,868
Invesco Treasury Portfolio, Institutional Class	973,936	37,727,537	(22,671,578)	-	-	16,029,895	27,410
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,883,664	129,268,557	(140,762,901)	-	-	389,320	77,724*
Invesco Private Prime Fund	30,892,710	225,985,851	(255,834,959)	-	(3,512)	1,040,090	208,781*
Total	$44,274,770	$413,296,773	$(431,477,212)	$-	$(3,512)	$26,090,819	$328,783

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$749,498,281	$9,616,000	$—	$759,114,281
Money Market Funds	24,661,409	1,429,410	—	26,090,819
Total Investments	$774,159,690	$11,045,410	$—	$785,205,100
Invesco V.I. American Franchise Fund